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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               -----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bay Harbour Management L.C.
Address: 375 Park Avenue, 20th Floor, New York, NY, 10152

Form 13F File Number: 28-06762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony C. Morro
Title: Managing Director, Trader and General Counsel
Phone: 212-371-2211

Signature, Place, and Date of Signing:


        /s/ Anthony C. Morro                New York, NY            05/15/09
-----------------------------------   ----------------------   -----------------
               (Name)                      (City, State)             (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 11 Items

Form 13F Information Table Value Total: $64,167.57 (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          Column 1              Column 2    Column 3    Column 4    Column 5  Column 6 Column 7 Column 8     Column 9
                                                      Market Value  Shares/      Sh/    Invstmt   Other   Voting Authority
       Name of Issuer        Title of Class   CUSIP     (x $1000)   Prn Amt.     Prn   Discretn Managers        Sole
---------------------------- -------------- --------- ------------ ---------- -------- -------- -------- -----------------
ALLIANCE ONE INTL INC              COM      018772103   15,328.82   3,991,879     Sh     SOLE     NONE        3,991,879
BLUEGREEN CORP                     COM      096231105    4,774.88   2,744,183     Sh     SOLE     NONE        2,744,183
DELTA AIR LINES INC DEL          COM NEW    247361702        0.61         108     Sh     SOLE     NONE              108
FOSTER WHEELER AG                  COM      H27178104    2,515.68     144,000     Sh     SOLE     NONE          144,000
GEOKINETICS INC               COM PAR $0.01 372910307    1,915.21     585,690     Sh     SOLE     NONE          585,690
M & F WORLDWIDE CORP               COM      552541104   20,975.14   1,791,216     Sh     SOLE     NONE        1,791,216
NAVISTAR INTL CORP NEW             COM      63934E108    3,346.00     100,000     Sh     SOLE     NONE          100,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR 71654V408    6,094.00     200,000     Sh     SOLE     NONE          200,000
RIO TINTO PLC                 SPONSORED ADR 767204100    3,351.50      25,000     Sh     SOLE     NONE           25,000
TERRESTAR CORP                     COM      881451108      816.35   1,457,766     Sh     SOLE     NONE        1,457,766
TRICO MARINE SERVICES INC        COM NEW    896106200    5,049.38   2,404,465     Sh     SOLE     NONE        2,404,465

                                                        64,167.57  13,444,307                                13,444,307